LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Investments [Abstract]
Schedule of long-term investments
The balance of long-term investments is comprised of:

	December 31,
	2012	2011
	(In thousands)
Cost method investments	$113,830	$82,318
Long-term marketable equity securities	31,244	74,691
Equity method investments	8,104	10,873
Auction rate security	8,100	5,870
Total long-term investments	$161,278	$173,752

Schedule of summarized aggregated financial information of equity method investments
Summarized aggregated financial information for the Company's equity method investments is as follows:

	December 31,
	2012	2011
	(In thousands)
Balance sheet data(a):
Current assets	$10,603	$42,527
Non-current assets	25,472	45,852
Current liabilities	(20,227)	(47,085)
Non-current liabilities	(5,962)	(11,044)

	Twelve Months Ended December 31,
	2012	2011	2010
	(In thousands)
Operating data(a):
Net sales	$78,058	$368,433	$275,584
Gross profit	16,777	105,749	67,716
Net (loss) income	(30,761)	(17,636)	14,083
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(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.